Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Other assets
Cash collateral on derivative instruments	SFr 7,921	SFr 10,905
Cash collateral on non-derivative transactions	327	3,238
Derivative instruments used for hedging	186	1,539
Assets held-for-sale	26,061	26,544
of which loans	25,839	25,911
of which real estate	182	535
of which long-lived assets	40	98
Assets held for separate accounts	1,307	5,650
Interest and fees receivable	5,658	6,237
Deferred tax assets	6,179	6,077
Prepaid expenses	448	517
Failed purchases	2,770	3,138
Other	7,160	6,713
Other assets	58,017	70,558
Other liabilities
Cash collateral on derivative instruments	13,989	17,043
Cash collateral on non-derivative transactions	518	797
Derivative instruments used for hedging	110	469
Provisions	1,851	1,358
of which off-balance sheet risk	88	103
Restructuring liabilities	199	0
Liabilities held for separate accounts	1,307	5,650
Interest and fees payable	6,011	6,531
Current tax liabilities	608	821
Deferred tax liabilities	54	47
Failed sales	1,551	1,313
Other	16,033	16,941
Other liabilities	42,231	50,970
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	1,135	1,103
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	60	226
Foreclosed or repossessed real estate	31	169
Foreclosed or repossessed residential real estate	3	2
Bank
Other assets
Cash collateral on derivative instruments	7,987	10,909
Cash collateral on non-derivative transactions	327	3,238
Derivative instruments used for hedging	186	1,539
Assets held-for-sale	26,061	26,544
of which loans	25,839	25,911
of which real estate	182	535
of which long-lived assets	40	98
Assets held for separate accounts	1,307	5,650
Interest and fees receivable	5,643	6,229
Deferred tax assets	6,068	6,064
Prepaid expenses	442	511
Failed purchases	2,770	3,138
Other	7,119	6,689
Other assets	57,910	70,511
Other liabilities
Cash collateral on derivative instruments	13,991	16,776
Cash collateral on non-derivative transactions	518	797
Derivative instruments used for hedging	110	469
Provisions	1,841	1,347
of which off-balance sheet risk	87	102
Restructuring liabilities	199	0
Liabilities held for separate accounts	1,307	5,650
Interest and fees payable	5,926	6,465
Current tax liabilities	577	782
Deferred tax liabilities	41	33
Failed sales	1,551	1,313
Other	15,654	17,016
Other liabilities	41,715	50,648
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	1,135	1,103
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	60	226
Foreclosed or repossessed real estate	31	169
Foreclosed or repossessed residential real estate	SFr 3	SFr 2